Investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Remeasurement of a contingent consideration element against other financial liabilities	R$ 50,000
Investments In Subsidiaries, Joint Ventures And Associates Accounted For Using Equity Method [Roll Forward]
Balance at beginning of period	3,108,660	R$ 2,271,731
Increase Due To Acquisitions Of Associates And Joint Ventures Accounted For Using Equity Method	86,482	317,516
Share Of Profit (Loss) Of Associates And Joint Ventures	(43,926)	21,104
Dividends received from Associates And Joint Venture [Member]	(46,812)	0
Other changes in equity due to Investments in associates and joint ventures	170,766	16,595
Goodwill	276,735	537,671
Balance at end of period	3,518,779	3,108,660	R$ 2,271,731
Investments In Subsidiaries, Joint Ventures And Associated Measured At Fair Value [Roll Forward]
Balance at beginning of period	3,108,660	2,271,731
Balance at end of period	3,518,779	3,108,660	2,271,731
Balance at beginning of period	3,108,660	2,271,731
Share Of Profit (Loss) Of Associates And Joint Ventures	(43,926)	21,104
Balance at end of period	3,518,779	3,108,660	2,271,731
Share of profit (loss) of associates and joint ventures accounted for using equity method	47,286	73,507	(12,165)
Decrease through Disposals of Investments Of Associates And Joint Venture	(33,126)	(55,957)
Wealth High Governance Holding De Participações S.A., O Primo Rico Mídia, Educacional e Participações Ltda. and NK112 Empreendimentos e Participações S.A. | Equity-accounted method
Investments In Subsidiaries, Joint Ventures And Associates Accounted For Using Equity Method [Roll Forward]
Balance at beginning of period	1,657,956	748,306
Increase Due To Acquisitions Of Associates And Joint Ventures Accounted For Using Equity Method	86,482	297,072
Share Of Profit (Loss) Of Associates And Joint Ventures	47,286	73,507
Dividends received from Associates And Joint Venture [Member]	(46,812)	0
Other changes in equity due to Investments in associates and joint ventures	(49,146)	12,434
Goodwill	276,735	537,671
Balance at end of period	1,972,501	1,657,956	748,306
Investments In Subsidiaries, Joint Ventures And Associated Measured At Fair Value [Roll Forward]
Balance at beginning of period	1,657,956	748,306
Balance at end of period	1,972,501	1,657,956	748,306
Balance at beginning of period	1,657,956	748,306
Share Of Profit (Loss) Of Associates And Joint Ventures	47,286	73,507
Balance at end of period	1,972,501	1,657,956	748,306
Decrease through Disposals of Investments Of Associates And Joint Venture	R$ 0	R$ (11,034)
Wealth High Governance Holding de Participações S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.90%	49.90%
O Primo Rico Mídia, Educacional e Participações Ltda.
Disclosure of associates [line items]
Proportion of ownership interest in associate	21.83%
NK112 Empreendimentos e Participações S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.90%
FMX Capital S.A [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	36.01%
SVN S.A [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	22.00%
Manchester Financial Group Participações S.A. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	16.00%
Ctrl+e Participações Ltda
Disclosure of associates [line items]
Proportion of ownership interest in associate	3500.00%
Monte Bravo Holding JV S.A
Disclosure of associates [line items]
Proportion of ownership interest in associate	4500.00%
Blue3 S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	4200.00%
XP FIP Managers | Measured at fair value
Investments In Subsidiaries, Joint Ventures And Associates Accounted For Using Equity Method [Roll Forward]
Balance at beginning of period	R$ 1,450,704	R$ 1,523,425
Increase Due To Acquisitions Of Associates And Joint Ventures Accounted For Using Equity Method	0	20,444
Share Of Profit (Loss) Of Associates And Joint Ventures	(91,212)	(52,403)
Dividends received from Associates And Joint Venture [Member]	0	0
Other changes in equity due to Investments in associates and joint ventures	219,912	4,161
Goodwill	0	0
Balance at end of period	1,546,278	1,450,704	1,523,425
Investments In Subsidiaries, Joint Ventures And Associated Measured At Fair Value [Roll Forward]
Balance at beginning of period	1,450,704	1,523,425
Balance at end of period	1,546,278	1,450,704	1,523,425
Balance at beginning of period	1,450,704	1,523,425
Share Of Profit (Loss) Of Associates And Joint Ventures	(91,212)	(52,403)
Balance at end of period	1,546,278	1,450,704	R$ 1,523,425
Decrease through Disposals of Investments Of Associates And Joint Venture	R$ (33,126)	R$ (44,923)